UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/06


             Date of Reporting Period:  Fiscal year ended 12/31/06








ITEM 1.     REPORTS TO STOCKHOLDERS

MARKET PLUS CORE FUND

A PORTFOLIO OF FEDERATED CORE TRUST II, L.P.

ANNUAL SHAREHOLDER REPORT
December 31, 2006



FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT AUDITORS
BOARD OF DIRECTORS AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout the Period)

YEAR ENDED DECEMBER 31                                                                       2006       2005 1
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $10.32     $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                                        0.17       0.11
Net realized and unrealized gain on investments, futures contracts and swap contracts        1.52       0.21
  TOTAL FROM INVESTMENT OPERATIONS                                                           1.69       0.32
NET ASSET VALUE, END OF PERIOD                                                             $12.01     $10.32
TOTAL RETURN2                                                                               16.38%     3.20%

RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                                                 0.05%     0.05%3
Net investment income                                                                        5.47%     4.30%3
Expense waiver/reimbursement4                                                                1.55%     6.45%3
SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                                   $44,016     $5,160
Portfolio turnover                                                                            396%       11%

1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3    Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

SHAREHOLDER EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                          BEGINNING    ENDING        EXPENSES
                                          ACCOUNT      ACCOUNT       PAID DURING
                                          VALUE        12/31/2006    PERIOD1
                                          7/1/2006
ACTUAL                                    $1,000       $1,132.00     $0.27
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)    $1,000       $1,024.95     $0.26

1 Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by
   184/365 (to reflect the one-half year period).

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


FUND PERFORMANCE AND SUMMARY
Market Plus Core Fund produced a total return of 16.38% for the 12-month reporting period. By comparison, the S&P 500 Index1 had a total return of 15.80% for this same period. The fund's total return for the most recently completed period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500 Index.

The fund's overall investment strategy focused on the combination of a short duration2 fixed-income portfolio and S&P 500-based equity derivatives to transform the fixed-income portfolio into a "synthetic" equity portfolio. The fund's equity derivatives strategy is to replicate the price performance of the S&P 500 Index at a low cost.

The fund's fixed-income investment strategy focused on: (a) the effective duration of its portfolio; (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities); (c) the allocation of portfolio securities among securities of similar issuers (referred to as "sectors"); (d) the credit ratings of portfolio securities (which indicates the risk that securities will default); (e) the structure risk of asset-backed securities
(ABS) and mortgage-backed securities (MBS); and (f) the selection of individual securities. These were the most significant factors affecting the fund's performance during the 12-month reporting period.

MARKET OVERVIEW
Equities had a stellar year last year, while in the bond market investors were basically able to earn their coupon. The yield curve continued to invert last year due to four tightening moves early in the year. Spread bonds showed particularly positive excess returns. Contributing to a less stressful atmosphere over the second half of 2006 was increased market expectations of a pause in monetary policy tightening and lower oil prices. The Federal Funds Target Rate stood at 5.25% at December 31, 2006. Short-term interest rates, which affect the fund's strategy most, finished the year about 100 basis points higher than at year-end 2005.

POSITIONING AND STRATEGY
The fund performs well when interest rates are falling and bond spread product is doing well.

The first half of 2006 was adverse to the fund's strategy in the midst of four Federal Reserve Board tightenings. We had been very conservative in our bond-portfolio risk management approach, on the interest rate risk side, and on the credit and structure risk sides, given the somewhat adverse environment at the end of 2005. At mid-year 2006 we turned decidedly positive and moved to extend duration of the fixed-income portfolio to around 1 year and we aggressively added MBS to get there. At the end of the reporting period, the fund's dollar-weighted average effective duration was 0.78 years. Duration positioning had a positive effect on fund performance for the year, the bulk of which occurred in the third quarter. That approach paid off in that the portfolio generated index-beating performance. Yield curve positioning had little effect on performance during the reporting period.

SECTOR ALLOCATION AND CREDIT QUALITY
It was a positive environment for spread product, particularly in the second half of 2006. Our move to add MBS in the summer helped our sector call performance. At the end of the reporting period, corporate bonds totaled 20.4% of the portfolio while MBS totaled 50.8%, U.S. Treasury totaled 7.2% and ABS totaled 4.4%.

SECURITY SELECTION
We were successful at executing the equity derivatives strategy during the reporting period which helped add to performance. The cost of the fund's swaps was quite close to the 3-month London Interbank Offered Rate.3 Credit risk imbedded in the swap agreements was dramatically reduced by the collateralization agreements we previously negotiated, that were used during the fourth quarter after a huge rally in stock prices.

Bond security selection added to performance, particularly in the corporate area. The fund's auto exposure, in particular Ford and General Motors/GMAC, were the standout performers in 2006. The fund's positions in bank-trust preferreds (JP Morgan Chase, Wachovia, Wells Fargo, and Bank of America/Nationsbank), however, detracted from performance.



1 The S&P 500 Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.
2. Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3. The London Interbank Offered Rate is the interest rate charged when banks in the London interbank market borrow money from each other. This rate is set for dollar-denominated deposits or "Eurodollars" and the most common terms are 1, 3, 6 and 12 months.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in Market Plus Core Fund (the "Fund") from October 4, 2005 (start of performance) to December 31, 2006, compared to the S&P 500 Index (S&P 500). 2

 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12/31/2006
 1 Year                                                            16.38%
 Start of Performance (10/4/2005)                                  15.86%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE AND AFTER-TAX RETURNS, CALL 1-800-341-7400. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2 The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE


At December 31, 2006, the Fund's portfolio composition1 was as follows:

 SECURITY TYPE                                PERCENTAGE OF
                                           TOTAL NET ASSETS
 Mortgage-Backed Securities2                          50.8%
 Corporate Debt Securities                            20.4%
 U.S. Treasury and Agency Securities3                  7.2%
 Asset-Backed Securities                               4.4%
 Cash Equivalents4                                    15.5%
 Other Assets and Liabilities-Net5                     1.7%
   TOTAL                                               100%
1 See the Fund's Confidential Private Offering Memorandum for a description of these security types.
2 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
3 For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
4 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS


December 31, 2006

    PRINCIPAL                                                                                                  VALUE
    AMOUNT
                  ADJUSTABLE RATE MORTGAGES-14.8%
                  FEDERAL HOME LOAN MORTGAGE CORP.-11.3%
  $ 4,938,402     Federal Home Loan Mortgage Corp., 5.638%, 6/1/2036                                    $  4,947,125
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-3.5%
       81,242     Federal National Mortgage Association, 5.090%, 4/1/2035                                     82,993
       55,859     Federal National Mortgage Association, 5.150%, 6/1/2035                                     56,460
      156,670     Federal National Mortgage Association, 5.350%, 5/1/2036                                    156,923
    1,255,718     Federal National Mortgage Association, 5.450%, 4/1/2036                                  1,259,029
                    TOTAL                                                                                  1,555,405
                    TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $6,506,980)                           6,502,530
                  ASSET-BACKED SECURITIES-4.4%
                  HOME EQUITY LOAN-2.9%
       43,930     Asset Backed Funding Certificate 2005-OPT1 A1MZ, 7/25/2035                                  44,035
      100,000     Centex Home Equity 2005-D AV2, 10/25/2035                                                  100,088
        8,556     Chase Funding Mortgage Loan As 2002-4 1A4, 4.21%, 3/25/2029                                  8,512
       46,925     First Franklin Mortgage Loan Asset Backed Certificates 2004-FFH4 2A2, 1/25/2035             46,962
       60,900     GSAA Home Equity Trust 2005-15 1A2 1A2, 1/25/2036                                           61,223
       75,000     GSAA Home Equity Trust 2005MTR1 A3, 10/25/2035                                              75,234
      383,236 1,2 GSAA Home Equity Trust 2006-8N N1, 10/26/2036                                              380,362
       68,221     GSAMP Trust 2005-SEA2 A1, 1/25/2045                                                         68,379
      200,225     Novastar Home Equity Loan A1B, 3/25/2035                                                   201,502
      232,749     Option One Mortgage Loan Trust 2005-1 A1B, 2/25/2035                                       233,744
       75,000     Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 11/25/2035                             75,152
                    TOTAL                                                                                  1,295,193
                  NON-AGENCY MORTGAGE-1.5%
       47,511     Harborview Mortgage Loan Trust 2006-1 2A1A, 3/19/2037                                       47,573
      500,000 1,2 KLIO Funding Ltd. 2004-1A A1, 4/23/2039                                                    502,173
       84,865     Washington Mutual 2003-S4 1A3, 6/25/2018                                                    85,132
       36,068     Washington Mutual 2005-AR17 A-1A1, 12/25/2045                                               36,121
                    TOTAL                                                                                    670,999
                    TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,966,296)                             1,966,192
                  COLLATERALIZED MORTGAGE OBLIGATIONS-9.5%
                  FEDERAL HOME LOAN MORTGAGE CORP.-0.5%
      119,141     Federal Home Loan Mortgage Corp. REMIC 2395 FA, 5.950%, 6/15/2029                          120,911
       96,404     Federal Home Loan Mortgage Corp. REMIC 2395 FT, 5.800%, 12/15/2031                          97,171
                    TOTAL                                                                                    218,082
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-0.7%
      100,000     Federal National Mortgage Association REMIC 0287A FB, 5.860, 10/25/2031                    101,058
      168,142     Federal National Mortgage Association REMIC 1993-179 FJ, 6.525%, 10/25/2023                173,523
       49,480     Federal National Mortgage Association REMIC 1993-247 FM, 5.546%, 12/25/2023                 49,360
                    TOTAL                                                                                    323,941
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-1.9%
      836,301     Government National Mortgage Association REMIC 1999-13 PC, 6.000%, 3/20/2028               835,887
                  NON-AGENCY MORTGAGE-6.4%
      983,355     Citigroup Mortgage Loan Trust, 2004UST1 A2, 4.809%, 8/25/2034                              986,737
      464,259     Washington Mutual 2002-AR6 2002-AR6 A, 6/25/2042                                           464,546
      518,901     Washington Mutual 2006-AR1 2A1B, 1/25/2046                                                 519,868
      477,528     Washington Mutual 2006-AR15 1A, 11/25/2046                                                 477,523
      385,775     Washington Mutual 2006-AR17 1A, 12/25/2046                                                 386,180
                    TOTAL                                                                                  2,834,854
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,194,959)                 4,212,764
                  CORPORATE BONDS-20.4%
                  COMMUNICATIONS - TELECOM WIRELINES-1.7%
       50,000     SBC Communications, Inc., 11/14/2008                                                        50,139
      300,000     Telecom Italia Capital, Note, 2/01/2011                                                    298,868
      400,000     Telefonica SA, Floating Rate Note, 6/19/2009                                               400,808
                    TOTAL                                                                                    749,815
                  CONSUMER CYCLICAL - AUTOMOTIVE-5.7%
      300,000     DaimlerChrysler North Am, Floating Rate Note, 3/07/2007                                    300,059
    1,150,000     Ford Motor Credit Co., Note, 6.5%, 1/25/2007                                             1,150,209
       50,000     General Motors Acceptance, 12/01/2014                                                       52,384
    1,000,000     General Motors Acceptance, Note, 6.125%, 2/01/2007                                       1,001,325
                    TOTAL                                                                                  2,503,977
                  CONSUMER CYCLICAL - ENTERTAINMENT-1.2%
      515,000     Time Warner, Inc., Floating Rate Note, 11/13/2009                                          515,730
                  CONSUMER CYCLICAL - SERVICES-1.1%
      500,000 1,2 Realogy Corp., Sr. Note, 10/20/2009                                                        500,309
                  ENERGY - INDEPENDENT-0.6%
      280,000     Anadarko Petroleum Corp., Floating Rate Note, 9/15/2009                                    281,351
                  FINANCIAL INSTITUTION - BANKING-8.0%
      900,000     Chase Capital II, Company Guarantee, 2/01/2027                                             866,352
      900,000     Nationsbank Capital Trust, Bond, 1/15/2027                                                 876,656
       40,000     Popular North America, 4/06/2009                                                            40,085
      900,000     Wachovia Capital Trust II, Company Guarantee, 1/15/2027                                    868,426
      900,000     Wells Fargo Capital II, Company Guarantee, 1/30/2027                                       876,507
                    TOTAL                                                                                  3,528,026
                  FINANCIAL INSTITUTION - BROKERAGE-0.2%
       50,000     Goldman Sachs Group, Inc., Floating Rate Note, 9/29/2014                                    50,932
       50,000     Morgan Stanley Group, In, 1/18/2011                                                         50,213
                    TOTAL                                                                                    101,145
                  FINANCIAL INSTITUTION - INSURANCE - P&C-1.2%
      500,000 1,2 ZFS Finance USA Trust III, Floating Rate Note, 12/15/2065                                  504,408
                  TECHNOLOGY-0.7%
      300,000     Oracle Corp., Floating Rate Note, Series WI, 1/13/2009                                     300,189
                    TOTAL CORPORATE BONDS (IDENTIFIED COST $8,978,877)                                     8,984,950
                  MORTGAGE-BACKED SECURITIES-26.5%
                  FEDERAL HOME LOAN MORTGAGE CORP.-16.7%
    2,582,282     Federal Home Loan Mortgage Corp. Pool G08153, 7.000%, 30 Year, 9/1/2036                  2,651,467
      826,673     Federal Home Loan Mortgage Corp. Pool G18124, 6.000%, 15 Year, 6/1/2021                    838,072
    3,829,851     Federal Home Loan Mortgage Corp. Pool G18136, 6.000%, 15 Year, 8/1/2021                  3,882,660
                    TOTAL                                                                                  7,372,199
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION-9.8%
      665,309     Federal National Mortgage Association Pool 256360, 7.000%, 30 Year, 8/1/2036               683,030
    1,808,562     Federal National Mortgage Association Pool 891171, 7.000%, 30 Year, 7/1/2036             1,857,865
    1,703,568     Federal National Mortgage Association Pool 895073, 7.000%, 30 Year, 8/1/2036             1,748,944
                    TOTAL                                                                                  4,289,839
                    TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $11,647,141)                        11,662,038
                  U.S. TREASURY-7.2%
                  TREASURY SECURITIES-7.2%
       56,219     U.S. Treasury Inflation Protected Note, Series A-2008, 3.625%, 1/15/2008                    56,744
    3,100,000 3,4 United States Treasury Bill, 1/25/2007                                                   3,090,633
                    TOTAL U.S. TREASURY (IDENTIFIED COST $3,147,392)                                       3,147,377

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  REPURCHASE AGREEMENTS-15.5%
    3,000,000     Interest in $3,000,000,000 joint repurchase agreement 5.33%, dated 12/29/2006 under which ABN            3,000,000
                  AMRO Bank NV, New York will repurchase U.S. Government Agency securities with various maturities to 6/1/2035 for $3,001,776,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $3,060,000,837.
    3,811,000     Interest in $1,500,000,000 joint repurchase agreement 5.35%, dated 12/29/2006 under which                3,811,000
                  Goldman Sachs & Co. will repurchase U.S. Government Agency securities with various maturities to 11/25/2036 for $1,500,891,667 on 1/2/2007. The market value of the underlying securities at the end of the period was $1,533,551,251.
                    TOTAL REPURCHASE AGREEMENTS (AT COST)                                                                  6,811,000
                    TOTAL INVESTMENTS - 98.3%  (IDENTIFIED COST $43,252,645)5                                             43,286,851
                    OTHER ASSETS AND LIABILITIES - NET - 1.7%                                                                729,268
                    TOTAL NET ASSETS - 100%                                                                             $ 44,016,119

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2006, these restricted securities amounted to $1,887,252, which represented 4.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At December 31, 2006, these liquid restricted securities amounted to $1,887,252, which represented 4.3% of total net assets.

3    Discount rate at time of purchase.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5    Also represents cost for federal tax purposes.

At December 31, 2006, the Fund had the following outstanding futures contracts:

DESCRIPTION                  NUMBER        NOTIONAL VALUE  EXPIRATION DATE  UNREALIZED APPRECIATION/
                             OF CONTRACTS                                             (DEPRECIATION)
6S&P 500 Index Futures       8             $2,856,800      March 2007       $25,325
6S&P Mini 500 Index Futures  4             $285,700        March 2007         $(90)
Total Futures Contracts                                                     $25,235

At December 31, 2006, the Fund had the following open swap contracts:

TOTAL RETURN SWAPS          REFERENCE INDEX  BUY/SELL  PAY/RECEIVE FIXED  EXPIRATION  NOTIONAL PRINCIPAL    UNREALIZED APPRECIATION
COUNTERPARTY                                           RATE               DATE        AMOUNT
Lehman Brothers             S&P 500 Total    Buy       5.39%              9/7/2007    $32,575,445           $124,617
International               Return
Merrill Lynch               S&P 500 Total    Buy       5.37%             10/4/2007    $8,000,000            $342,480
International               Return
Total Swaps                                                                                                 $467,097

6    Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2006.

The following acronym is used throughout this portfolio:

 REMIC -Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

STATEMENT OF ASSETS AND LIABILITIES


December 31, 2006

ASSETS:
Investments in securities                                                                        $ 36,475,851
Investments in repurchase agreements                                                                6,811,000
Total investments in securities, at value (identified cost $43,252,645)                                                 $ 43,286,851
Cash                                                                                                                             627
Income receivable                                                                                                            268,732
Receivable for investments sold                                                                                               42,854
Unrealized appreciation on swap contracts                                                                                    467,097
  TOTAL ASSETS                                                                                                            44,066,161
LIABILITIES:
Payable for auditing fees                                                                              23,150
Payable for portfolio accounting fees                                                                   7,229
Payable for taxes                                                                                       6,250
Payable for daily variation margin                                                                     11,850
Accrued expenses                                                                                        1,563
  TOTAL LIABILITIES                                                                                                           50,042
Net assets for 3,664,650 shares outstanding                                                                             $ 44,016,119
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                         $ 39,726,195
Net unrealized appreciation of investments, futures contracts and swap contracts                                             526,538
Accumulated net realized gain on investments and futures contracts                                                         2,759,884
Undistributed net investment income                                                                                        1,003,502
  TOTAL NET ASSETS                                                                                                      $ 44,016,119
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$44,016,119 {divide} 3,664,650 shares outstanding, no par value, unlimited shares                                             $12.01
authorized

See Notes which are an integral part of the Financial Statements

STATEMENT OF OPERATIONS


Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends received from affiliated issuers (Note 5)                                                                  $     6,489
Interest                                                                                                                 953,072
  TOTAL INCOME                                                                                                           959,561
EXPENSES:
Administrative personnel and services fee (Note 5)                                              $  150,000
Custodian fees                                                                                       6,329
Transfer and dividend disbursing agent fees and expenses                                            15,352
Directors'/Trustees' fees                                                                            2,009
Auditing fees                                                                                       28,512
Legal fees                                                                                           5,012
Portfolio accounting fees                                                                           58,367
Printing and postage                                                                                    23
Insurance premiums                                                                                  13,456
Miscellaneous                                                                                          200
  TOTAL EXPENSES                                                                                   279,260
WAIVER AND REIMBURSEMENT (NOTE 5):
Waiver of administrative personnel and services fee                          (150,000)
Reimbursement of other operating expenses                                    (120,570)
  TOTAL WAIVER AND REIMBURSEMENT                                                                  (270,570)
Net expenses                                                                                                               8,690
Net investment income                                                                                                    950,871
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES
CONTRACTS AND SWAP CONTRACTS:
Net realized loss on investments (including realized gain of $745 on                                                     (1,805)
sales of investments in affiliated issuers (Note 5))
Net realized gain on futures contracts                                                                                   223,479
Net realized gain on swap contracts                                                                                    2,522,665
Net change in unrealized depreciation of investments                                                                      37,082
Net change in unrealized depreciation of futures contracts                                                                30,288
Net change in unrealized appreciation of swap contracts                                                                  367,197
Net realized and unrealized gain on investments, futures contracts                                                     3,178,906
and swap contracts
Change in net assets resulting from operations                                                                       $ 4,129,777

See Notes which are an integral part of the Financial Statements

STATEMENT OF CHANGES IN NET ASSETS


YEAR ENDED DECEMBER 31                                                                                2006                  2005   1
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                                                                         $    950,871           $    52,631
Net realized gain on investments, futures contracts and swap contracts                           2,744,339                15,545
Net change in unrealized appreciation/depreciation of investments, futures contracts               434,567                91,971
and swap contracts
  CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                 4,129,777               160,147
SHARE TRANSACTIONS:
Proceeds from sale of shares                                                                    40,200,000             5,000,200
Cost of shares redeemed                                                                         (5,473,905)                 (100)
  CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                                        34,726,095             5,000,100
Change in net assets                                                                            38,855,872             5,160,247
NET ASSETS:
Beginning of period                                                                              5,160,247                     -
End of period (including undistributed net investment income of $1,003,502 and $52,631,       $ 44,016,119           $ 5,160,247
respectively)

1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.

See Notes which are an integral part of the Financial Statements

NOTES TO FINANCIAL STATEMENTS


December 31, 2006

1. ORGANIZATION
Market Plus Core Fund (the "Fund") is a diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors. The Trust consists of three portfolios. The financial statements included herein are only those of the Fund. The Fund's primary investment objective is to seek total return over the business cycle (which may be longer or shorter than a 12-month period) in excess of the S&P 500 Index.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value
(NAV), the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.


REPURCHASE AGREEMENTS
It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.


INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. All net income earned and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.


PREMIUM AND DISCOUNT AMORTIZATION/PAYDOWN GAINS AND LOSSES
All premiums and discounts on fixed-income securities other than mortgage-backed securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.


FEDERAL TAXES
As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deduction and credits.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

SWAP CONTRACTS
The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. For the year ended December 31, 2006, the Fund had net realized gains of $2,522,665 on swap contracts.

Total return swaps are agreements in which one party agrees to make payments based upon the return of a financial index (Index Return) during a specified period, in exchange for another party's promise to make payments based upon a fixed or floating rate of interest (Interest Rate) during the same period. The exact value of these payments will be determined by multiplying the Index Return or Interest Rate, as appropriate, by a "notional principal amount" that the parties agree to in advance. The Fund will enter into total return swap contracts in order to gain exposure to the Index Return and, in exchange, will be obligated to make payments based on the Interest Rate. Generally, the Fund will enter into total return swap contracts on a "net basis", which means that on any given payment date, the Fund will receive (or pay) the amount by which its Interest Rate-based payment is less than (or exceeds) the amount of the other party's payment obligation (i.e., the Index Return-based payment). Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the financial index on which the swap agreement is based.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.


FUTURES CONTRACTS
The Fund may purchase and sell stock index futures contracts to manage cashflows, enhance yield and to establish and maintain continual economic exposure to changes in the value of the S&P 500 Index. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended December 31, 2006, the Fund had net realized gains on futures contracts of $223,479.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.


RESTRICTED SECURITIES
Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.


USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


OTHER
Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CONTRIBUTIONS/WITHDRAWALS
Transactions in shares were as follows:

YEAR ENDED DECEMBER 31                                         2006        20051

Proceeds from contributions                               3,664,540     500,020
Fair value of withdrawals                                  (499,900)        (10)
  NET CHANGE RESULTING FROM CONTRIBUTIONS/WITHDRAWALS     3,164,640     500,010

1 Reflects operations for the period from October 4, 2005 (date of initial investment) to December 31, 2005.

4. FEDERAL TAX INFORMATION

At December 31, 2006, the cost of investments for federal tax purposes was $43,252,645. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts and swap contracts was $34,206. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $63,086 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,880.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER FEE
Federated Investment Counseling is the Fund's investment adviser (the "Adviser"), subject to the oversight of the Directors. The Adviser provides investment adviser services at no fee. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2006, the Adviser voluntarily reimbursed $120,570 of other operating expenses.


ADMINISTRATIVE FEE
Federated Administrative Services, Inc. (FASI), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FASI is based on the average aggregate daily net assets of the Trust as specified below:

 ADMINISTRATIVE FEE     AVERAGE AGGREGATE DAILY NET ASSETS
                        OF THE TRUST
 0.150%                 on the first $5 billion
 0.125%                 on the next $5 billion
 0.100%                 on the next $10 billion
 0.075%                 on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FASI may voluntarily choose to waive any portion of its fee. FASI can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2006, FASI voluntarily waived its entire fee.


GENERAL
Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.


TRANSACTIONS WITH AFFILIATED COMPANIES
Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated companies during the year ended December 31, 2006 are as follows:

AFFILIATE         BALANCE OF SHARES HELD  PURCHASES/      SALES/    BALANCE OF SHARES HELD  VALUE   DIVIDEND
                              12/31/2005   ADDITIONS  REDUCTIONS                12/31/2006            INCOME
High-Yield Bond                   23,497       1,116      24,613                         0     $0     $6,489
Portfolio

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2006, were as follows:

 Purchases       $ 103,311,108
 Sales           $  54,339,338

7. LINE OF CREDIT
On December 21, 2006, the Trust entered into a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of December 31, 2006, there were no outstanding loans. During the year ended December 31, 2006, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS
Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


9. RECENT ACCOUNTING PRONOUNCEMENTS
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years of the Fund as of June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

REPORT OF INDEPENDENT AUDITORS


TO THE BOARD OF DIRECTORS OF FEDERATED CORE TRUST II, L.P. AND
SHAREHOLDERS OF MARKET PLUS CORE FUND
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Market Plus Core Fund (the "Fund"), (one of the portfolios constituting Federated Core Trust II, L.P.) as of December 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and the period from October 4, 2005 (commencement of operations) to December 31, 2005 and the financial highlights for each of the periods indicated therein. These financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Market Plus Core Fund, a portfolio of Federated Core Trust II, L.P., at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for the year then ended December 31, 2006 and the period from October 4, 2005 (commencement of operations) to December 31, 2005 and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.





Boston, Massachusetts
February 16, 2007

BOARD OF DIRECTORS AND TRUST OFFICERS


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Directors and is available, without charge and upon request, by calling 1-800-341-7400.


INTERESTED DIRECTORS BACKGROUND

NAME                PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
BIRTH DATE          OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
ADDRESS
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated
DONAHUE*            Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Birth Date:
July 28, 1924       PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and
DIRECTOR            Chairman and Director, Federated Investment Counseling.
Began serving:
November 2001

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated Fund Complex; Director or
DONAHUE*            Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director,
Birth Date:         Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
April 11, 1949      Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated
PRESIDENT AND       Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
DIRECTOR            Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Began serving:
November 2000       PREVIOUS POSITIONS: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
                    Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of
ELLIS, M.D.*        Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and
Birth Date:         Internist, University of Pittsburgh Medical Center.
October 11,
1932                OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of America.
3471 Fifth
Avenue              PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.
Suite 1111
Pittsburgh, PA
DIRECTOR
Began serving:
November 2001

*Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,
BIRTH DATE        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)
ADDRESS
POSITIONS
HELD WITH
TRUST
DATE SERVICE
BEGAN
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director,
February 3,       University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment
CONROY, JR.       Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.
Birth Date:
June 23, 1937     PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice President, John R. Wood and
Investment        Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development
Properties        Corporation.
Corporation
3838 North
Tamiami Trail
Suite 402
Naples, FL
DIRECTOR
Began
serving:
November 2001

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and
September 3,      energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services
CUNNINGHAM        company).
Birth Date:
March 5, 1943     OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic
353 El Brillo     business consulting); Trustee Associate, Boston College.
Way
Palm Beach,       PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of
FL                the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang
DIRECTOR          Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Began
serving:
November 2001

PETER E.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and
One Royal         Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and
Palm Way          Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock
100 Royal         Exchange.
Palm Way
Palm Beach,
FL
DIRECTOR
Began
serving:
November 2001

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Management Consultant.
MANSFIELD,
JR.               PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now
Birth Date:       Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice
April 10,         President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
1945              Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group,
80 South Road     Inc. (marketing, communications and technology).
Westhampton
Beach, NY
DIRECTOR
Began
serving:
November 2001

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated
MURRAY, JR.,      Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
J.D., S.J.D.
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering, construction, operations and technical
December 20,      services).
1932
Chancellor,       PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of
Duquesne          Law; Dean and Professor of Law, Villanova University School of Law.
University
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator
O'NEILL           Management Company, L.P. (investment and strategic consulting).
Birth Date:
June 14, 1951     OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston;
95 Standish       Visiting Committee on Athletics, Harvard College.
Street
P.O. Box 2779     PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet
Duxbury, MA       Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner,
DIRECTOR          Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit
Began             Analyst and Lending Officer, Fleet Bank.
serving:
October 2006

MARJORIE P.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex.
SMUTS
Birth Date:       PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum
June 21, 1935     Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
DIRECTOR
Began
serving:
November 2001

JOHN S. WALSH     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc.
Birth Date:       (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc.
November 28,      (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
1957              Products, Inc.
2604 William
Drive             PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
DIRECTOR
Began
serving:
November 2001

JAMES F. WILL     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and
Birth Date:       President, Saint Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
721 E.
McMurray Road     PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive
McMurray, PA      Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
DIRECTOR
Began
serving:
April 2006


OFFICERS

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS AND PREVIOUS POSITION(S)
BIRTH DATE
POSITIONS
HELD WITH
TRUST
DATE BEGAN
SERVING
JOHN W.           PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
MCGONIGLE         Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,       PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling;
1938              Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND SECRETARY
Began
serving:
November 2000

RICHARD A.        PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK             President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:       Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963              PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services
TREASURER         Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
Began             Andersen & Co.
serving:
January 2006

RICHARD B.        PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER            Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923      PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex;
VICE CHAIRMAN     Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities
Began             Corp.
serving:
August 2002

BRIAN P.          PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
BOUDA             President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
Birth Date:       subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar
February 28,      Association of Wisconsin.
1947
CHIEF
COMPLIANCE
OFFICER AND
SENIOR VICE
PRESIDENT
Began
serving:
August 2004

ROBERT            PRINCIPAL OCCUPATIONS: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a
J. OSTROWSKI      Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also
Birth Date:       serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997.
April 26,         Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie
1963              Mellon University.
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

TODD A.           PRINCIPAL OCCUPATIONS: Todd A. Abraham is Vice President of the Corporation. Mr. Abraham has been a Portfolio
ABRAHAM           Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as
Birth Date:       an Investment Analyst and served as Assistant Vice President of the Fund's Adviser from 1995 to 1997. Mr. Abraham
February 10,      served as a Portfolio Analyst at Ryland Mortgage Co. from 1992-1993. Mr. Abraham is a Chartered Financial Analyst
1966              and received his M.B.A. in Finance from Loyola College.
VICE
PRESIDENT
Began
serving:
May 2004

DAVID P.          PRINCIPAL OCCUPATIONS: David P. Gilmore is Vice President of the Corporation. Mr. Gilmore joined Federated in
GILMORE           August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice
Birth Date:       President of the Fund's Adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from
November 11,      January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia,
1970              where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.
VICE
PRESIDENT
Began
serving:
May 2004

IHAB SALIB        PRINCIPAL OCCUPATIONS: Ihab Salib is Vice President of the Corporation. Mr. Salib joined Federated in April 1999
Birth Date:       as a Senior Fixed-Income Trader/Assistant Vice President of the Fund's Adviser. In July 2000, he was named a Vice
December 14,      President of the Fund's Adviser. He has served as a Portfolio Manager since January 2002. From January 1994
1964VICE          through March 1999, Mr. Salib was employed as a Senior Global Fixed-Income Analyst with UBS Brinson, Inc.
PRESIDENT         Mr. Salib received his B.A. with a major in Economics from Stony Brook University.
Began
serving:
May 2006


EVALUATION AND APPROVAL OF ADVISORY CONTRACT


MARKET PLUS CORE FUND (THE "FUND")
The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. The Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's overall expense structure; the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant. Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades, as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have indicated to the Board their intention to do so in the future, where appropriate.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES


A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from the EDGAR database on the SEC's website at www.sec.gov.



QUARTERLY PORTFOLIO SCHEDULE


The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.).

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses, and other information.





Cusip 31409R300

34315 (2/07)

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.


ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item. The Audit Committee consists of the following Board members: Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES



(a) Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $50,500

                  Fiscal year ended 2005 - $49,161



(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $161

            Fiscal year end 2005 - Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $443 respectively. Fiscal year end 2005 - Sarbanes Oxley sec. 302 procedures.



(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $7,150

                  Fiscal year ended 2005 - $0

                  Fiscal year end 2006 - Tax preparation fees.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.





(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.



(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.



AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.



AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.



TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.



ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:



      (1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2) Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and
      (3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.


      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.



      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.



PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.



PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.





(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



            4(c)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



            4(d)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.



(f)   NA


(g) Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $32,452

            Fiscal year ended 2005 - $26,284



(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS












SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        February 14, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE

            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        February 9, 2007


BY          /S/ RICHARD A. NOVAK

            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        February 14, 2007